COMMITMENTS AND CONTINGENCIES - Commitments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Property, plant and equipment
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Commitments	$ 300,294
2023	267,766
2024	32,475
2025	53
Total	300,294
Solar power system
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Commitments	56,124
2023	50,617
2024	5,245
2025	262
Total	$ 56,124